Net Revenue - Summary of Net Revenue (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure Of Net Revenue [Abstract]
Net revenue from sale of goods	$ 976,923.2		$ 947,415.9	$ 842,997.6
Net revenue from royalties	524.0		522.4	499.8
Net revenue	$ 977,447.2	$ 32,977.3	$ 947,938.3	$ 843,497.4